Accumulated Other Comprehensive Loss, Net Of Tax	12 Months Ended
Dec. 31, 2010
Accumulated Other Comprehensive Loss, Net Of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX

21.	ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX

The components of comprehensive income (loss) are as follows:

	Years ended December 31,
	2010	2009	2008
	(millions)

Net income	$470	$459	$324
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment (net of tax of $nil in 2010, 2009 and 2008)	(6)	27	(89)
Unrealized holding gain (loss) (net of tax of $nil in 2010, 2009 and 2008)	2	(1)	—
Pension funding adjustment (net of tax of $(12) million in 2010, $6 million in 2009 and $160 million in 2008)	51	(33)	(355)
Net gain (loss) on derivative instruments (net of tax of $(3) million in 2010, $(16) million in 2009 and $13 million in 2008)	6	43	(33)

Other comprehensive income (loss) (net of tax of $(15) million in 2010, $(10) million in 2009 and $173 million in 2008)	53	36	(477)

Comprehensive income (loss)	523	495	(153)
Noncontrolling interests	(15)	(21)	(21)

Comprehensive income (loss) attributable to Willis Group Holdings	$508	$474	$(174)

The components of accumulated other comprehensive loss, net of tax, are as follows:

	December 31,
	2010	2009	2008
	(millions)

Net foreign currency translation adjustment	$(52)	$(46)	$(73)
Net unrealized holding loss	—	(2)	(1)
Pension funding adjustment	(503)	(554)	(521)
Net unrealized gain (loss) on derivative instruments	14	8	(35)

Accumulated other comprehensive loss, attributable to Willis Group Holdings, net of tax	$(541)	$(594)	$(630)